Intangible assets and goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Internally-developed software cost capitalized	€ 28,301	€ 17,730	€ 11,794
Liabilities arising from financing activities	194	831	411,452
Increase (decrease) through transfers, intangible assets and goodwill	143,100	117,700	82,200
Acquisition of intangible assets	185,493	154,266	124,890
Intangible assets and goodwill	€ 1,697,331	€ 843,632
Largest sport rights
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	8 years
Second largest sport rights
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	9 years
Third largest sport rights
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	6 years
RoW Other
Intangible assets and goodwill
Terminal value growth rate	2.00%	2.00%
Carrying amount of the CGU	€ 39,000
Terminal Value Growth Rate Measurement Input
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	0.00%
Discount rate
Intangible assets and goodwill
Percentage of reasonably possible increase in unobservable input, assets	1.00%
CGU United States | Goodwill
Intangible assets and goodwill
Impairment loss	€ 6,500	€ 0
CGUs Other Than CGU United States
Intangible assets and goodwill
Impairment loss	6,500
Cost
Intangible assets and goodwill
Intangible assets and goodwill	2,134,770	1,319,127	1,158,175
Licences
Intangible assets and goodwill
Intangible assets and goodwill	€ 1,234,544	374,221
Percentage of net book value of sport rights licenses	75.00%
Licences | Minimum
Intangible assets and goodwill
Additions related to barter transactions		4,900
Licences | Maximum
Intangible assets and goodwill
Additions to licenses recognized as liabilities	€ 882,200	78,600
Licences | Contract Liabilities Relating To Barter Deals [Member] | Minimum
Intangible assets and goodwill
Additions related to barter transactions	46,000
Licences | Cost
Intangible assets and goodwill
Intangible assets and goodwill	1,534,859	741,626	690,345
Internally Developed Software
Intangible assets and goodwill
Intangible assets and goodwill	56,608	37,800
Internally Developed Software | Cost
Intangible assets and goodwill
Intangible assets and goodwill	86,525	64,939	48,126
Brand Names
Intangible assets and goodwill
Intangible assets and goodwill	3,893	5,468
Brand Names | Cost
Intangible assets and goodwill
Carrying amount of brand names with indefinite useful lives	900	900
Intangible assets and goodwill	13,028	€ 13,177	€ 8,993
Sport Rights Included Within Licenses | Largest sport rights
Intangible assets and goodwill
Intangible assets and goodwill	584,900
Sport Rights Included Within Licenses | Second largest sport rights
Intangible assets and goodwill
Intangible assets and goodwill	194,500
Sport Rights Included Within Licenses | Third largest sport rights
Intangible assets and goodwill
Intangible assets and goodwill	144,100
Equity Instruments And Warrant
Intangible assets and goodwill
Warrants measured at fair value recorded as intangible asset	€ 87,300